Risk management (Details 4) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Cash/Applications/Debt Instruments	R$ 221,750	R$ 219,337
Loans and advances to customers	6,195	6,374
Derivatives	455,792	287,611
Others	33,181	3,687
Total	716,918	517,009
Funding in foreign currency	183,193	157,820
Derivatives	422,756	260,964
Others	119,948	104,320
Total	725,897	523,105
Currency Risk Dollar [Member]
IfrsStatementLineItems [Line Items]
Cash/Applications/Debt Instruments	207,780	214,500
Loans and advances to customers	5,629	3,699
Derivatives	421,574	267,585
Others	33,181	3,687
Total	668,164	489,470
Funding in foreign currency	172,082	154,096
Derivatives	384,550	238,389
Others	116,669	99,544
Total	673,301	492,029
Currency Risk Euro [Member]
IfrsStatementLineItems [Line Items]
Cash/Applications/Debt Instruments	10,523	1,043
Loans and advances to customers	1	2,585
Derivatives	19,908	11,024
Others
Total	30,432	14,652
Funding in foreign currency	8,333	851
Derivatives	25,804	14,392
Others	501	3,043
Total	34,638	18,286
Currency Risk Others [Member]
IfrsStatementLineItems [Line Items]
Cash/Applications/Debt Instruments	3,447	3,794
Loans and advances to customers	565	90
Derivatives	14,310	9,002
Others
Total	18,322	12,887
Funding in foreign currency	2,778	2,873
Derivatives	12,402	8,183
Others	2,778	1,733
Total	R$ 17,958	R$ 12,789